F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY
BLUE CHIP GROWTH
FUND


FIDELITY BLUE CHIP GROWTH FUND

[DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(Fidelity Logo graphic)(registered)
82 Devonshire Street, Boston, MA 02109

[Item Code] BCF-profile-0799

Investment Summary

INVESTMENT OBJECTIVE. Blue Chip Growth Fund seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research
Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks of well-known and established companies.

(small solid bullet) Normally investing at least 65% of total assets in blue chip companies (those with a market capitalization of at least $200 million, if the company's stock is included in the S&P 500 or the Dow Jones Industrial Average, or $1 billion if not included in either index).

(small solid bullet) Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in securities of domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS

FUND NAME

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR BLUE CHIP GROWTH, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___) AND THE
LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___).

AVERAGE ANNUAL RETURNS

For the periods ended ______  Past 1 year  Past 5 years  Past 10 years

Blue Chip Growth               %            %             %

S&P 500                        %            %             %

Lipper Growth Funds Average    %            %             %

The Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.
The Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

John McDowell is Vice President and manager of Blue Chip Growth, which he has managed since March 1996. He also manages other Fidelity funds, and serves as the Group Leader for Fidelity's Growth Funds. Mr.
McDowell joined Fidelity in 1985.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in September and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired
        (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone
Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

  EDGAR Submission type:  497K1
  Filed pursuant to Rule 497(k)(1)(i)

DIVIDEND GROWTH
FUND

DIVIDEND GROWTH FUND

[DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered)
82 Devonshire Street, Boston, MA 02109

[Item Code] DGF-profile-0799

Investment Summary

INVESTMENT OBJECTIVE. Dividend Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES.  Fidelity Management & Research
Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Normally investing at least 65% of total assets in companies that it believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS

DIVIDEND GROWTH

Calendar Years   1994  1995  1996  1997  1998

                 %     %     %     %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR DIVIDEND GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__).

AVERAGE ANNUAL RETURNS

For the periods ended _____  Past 1 year  Past 5 years  Life of fundA,B

Dividend Growth               %            %             %

S&P 500                       %            %             %

Lipper Growth Funds Average   %            %             %

A BEGINNING JANUARY 1 OF THE CALENDAR YEAR FOLLOWING THE FUND'S
COMMENCEMENT OF OPERATIONS.

BFROM JANUARY 1, 1994.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Charles Mangum is vice president and manager of Dividend Growth, which he has managed since January 1997. Previously, he managed other
Fidelity funds. Since joining Fidelity in 1990, Mr. Mangum has worked an analyst and manager.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in September and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid)Design, and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

GROWTH & INCOME
PORTFOLIO

FIDELITY GROWTH & INCOME PORTFOLIO

[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered)
82 Devonshire Street, Boston, MA 02109

Insert item Code number. GAI-profile-0999

Investment Summary

INVESTMENT OBJECTIVE

GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

 The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile, due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FUND NAME

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR GROWTH & INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], [YEAR]).

AVERAGE ANNUAL RETURNS

For the periods ended June    Past 1 year  Past 5 years  Past 10 years
30, 1999

Growth & Income                %            %             %

S&P 500                        %            %             %

Lipper Growth & Income Funds   %            %             %
Average

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Lipper Growth & Income Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [ The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. [Including [this/these] reduction[s], the total fund operating expenses would have been __% for Growth & Income.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services] for the fund.

[PORTFOLIO MANAGER BIOGRAPHY  HERE.]

Buying Shares

Effective the close of business on April 3, 1998, the fund's shares are no longer available to new accounts. Shareholders of the fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the fund on April 3, 1998, generally will not be allowed to buy shares of the fund.

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

The fund normally pays dividends in March, June, September, and December, and pays capital gain distributions in September and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.
Fidelity, Fidelity Investments & (Pyramid) Design and TouchTone Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY
OTC
PORTFOLIO

FIDELITY OTC PORTFOLIO

[DATE]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered)
82 Devonshire Street, Boston, MA 02109

[Item Code] OTC-profile-0799

Investment Summary

INVESTMENT OBJECTIVE. OTC Portfolio seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES.  Fidelity Management & Research
Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Normally investing at least 65% of total assets in securities principally traded on the over-the-counter (OTC) market, which has more small and medium-sized companies than other markets.

(small solid bullet) Potentially investing in non-OTC securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FUND NAME

Calendar Years  1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR OTC PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___ ) AND THE LOWEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___ ).

AVERAGE ANNUAL RETURNS

For the periods ended _____   Past 1 year  Past 5 years  Past 10 years

OTC Portfolio                  %            %             %

NASDAQ Composite Index         %            %             %

Lipper Mid-Cap Funds Average   %            %             %

The NASDAQ Composite Index is an market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.

The Lipper Mid-Cap Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Robert Bertelson is Vice President and manager of OTC Portfolio, which he has managed since January 1997. Previously, he managed other
Fidelity funds. Since joining Fidelity in 1991, Mr. Bertelson has worked as an analyst and manager.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in September and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone
Xpress are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.


====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund either after reviewing the profile(s) for the fund(s) or after requesting and reviewing the prospectus(es) and other information for the fund(s).

For help with this application, or for an IRA, Keogh or Business Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign   Investment Amount  Investment Frequency        (month,
to Fund  (Spartan minimum:  (check one)                  day,
(from    $500; Non-Spartan                               year)
Section  minimum: $100)
3)
__A.     $____,______.____  _Monthly _Quarterly beginning ____
__B.     $____,______.____  _Monthly _Quarterly beginning ____
__C.     $____,______.____  _Monthly _Quarterly beginning ____

Direct Deposit

This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your Fidelity and bank accounts. [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.

(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.

(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.

                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject to the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."

2 This card supersedes any card already on file for the same
T Master Account or fund or account number.

3. Refer to the fund prospectus for minimum check amounts and any applicable fees.

4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.